Derivatives and Hedging	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging	Derivatives and Hedging
Objective and Strategy
In the ordinary course of business, we use derivative instruments, including swaps, forwards and/or options, to manage potential losses from foreign currency exposures and interest-bearing assets or liabilities. The principal objective of such derivative instruments is to minimize the risks and/or costs associated with our global financial and operating activities.
We do not utilize derivative or other financial instruments for trading or other speculative purposes. We recognize all derivatives as either assets or liabilities on the balance sheet on a gross basis, measure those instruments at fair value and recognize the change in fair value in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. We have agreed with almost all of our counterparties with whom we had entered into cross-
currency swaps, interest rate swaps or foreign exchange contracts, to enter into bilateral collateralization contracts under which we will receive or provide cash collateral, as the case may be, for the net position with each of these counterparties.
As of December 31, 2025, cash collateral positions consisted of $0.7 million recorded in accrued and other current liabilities and $22.5 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet. As of December 31, 2024, we had cash collateral positions consisting of $16.8 million recorded in accrued and other current liabilities and $3.2 million recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheet.
Non-Derivative Hedging Instrument
Net Investment Hedge
We are party to a foreign currency non-derivative hedging instrument that is designated and qualifies as a net investment hedge. The objective of the hedge is to protect part of the net investment in foreign operations against adverse changes in the exchange rate between the euro and the U.S. dollar. The non-derivative hedging instrument is the German private corporate bond (2017 Schuldschein) which was issued in 2017 in both U.S. dollars and euros for a total of $331.1 million as described in Note 16 "Debt." Since then, all but one of the tranches was paid as described in Note 16 "Debt,"
and as of December 31, 2025, €14.5 million remains designated as a hedging instrument against a portion of our euro net investments in our foreign operations. In July 2022, we issued an additional €370.0 million German private corporate bond (2022 Schuldschein) as described in Note 16, and it is designated in its entirety as the hedging instrument against a portion of our euro net investments in our foreign operations. As further discussed in Note 16 "Debt," €51.5 million of the
2022 Schuldschein matured and repaid in July 2025 and as a result, €318.5 million remained designated as hedging instrument as of December 31, 2025. The relative changes in both the hedged item and hedging instrument are calculated by applying the change in spot rate between two assessment dates against the respective notional amount. The effective portion of the hedge is recorded in the cumulative translation adjustment account within accumulated other comprehensive loss. Based on the spot rate method, the unrealized loss recorded in equity as of December 31, 2025 and 2024 is $54.2 million and $10.7 million, respectively. Since we are using the debt as the hedging instrument, which is also remeasured based on the spot rate method, there is no hedge ineffectiveness related to the net investment hedge as of December 31,
2025 and 2024.
Derivatives Designated as Hedging Instruments
Cash Flow Hedges
As of December 31, 2025 and 2024, we held derivative instruments that are designated and qualify as cash flow hedges, where the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. To date, we have not recorded any hedge ineffectiveness related to any cash flow hedges in earnings. Based on their valuation as of December 31, 2025, we expect approximately $2.5 million of derivative gains included in accumulated other comprehensive loss will be reclassified into income during the next 12 months. The cash flows derived from derivatives are classified in the consolidated statements of cash flows in the same category as the hedged item.
We use interest rate derivative contracts to align our portfolio of interest-bearing assets and liabilities with our risk management objectives. Since 2015, we have been a party to five cross-currency interest rate swaps through 2025 for a total notional amount of €180.0 million which qualify for hedge accounting as cash flow hedges. In August 2025, we settled these cross-currency interest rate swaps at maturity. In September 2022, we entered into five cross-currency interest rate swaps through 2025 for a total notional amount of CHF 542.0 million which qualify for hedge accounting as cash flow hedges. In November 2024, we settled these cross-currency interest rate swaps and as a result, reclassified
$5.4 million of derivative losses included in accumulated other comprehensive loss to income in other expense, net in the accompanying consolidated statement of income. In November 2024, we entered into eight new cross-currency interest rate swaps with various maturities through 2026 for a total notional amount of CHF 280.0 million which qualify for hedge accounting as cash flow hedges. In May 2025, two of the eight cross-currency interest rate swaps with a notional amount of CHF 70.0 million were settled and subsequently, we entered into two new cross-currency interest rate swaps through
2028 for a notional amount of CHF 70.0 million. In November 2025, two of the eight cross-currency interest rate swaps with a notional amount of CHF 70.0 million were settled and subsequently, we entered into two new cross-currency interest rate swaps through 2027 for a notional amount of CHF 70.0 million.
We determined that no ineffectiveness exists related to the remaining swaps. As of December 31, 2025 and 2024, interest receivables of $1.1 million and $3.2 million, respectively, are recorded in prepaid expenses and other current assets in the accompanying consolidated balance sheets.
Derivatives Not Designated as Hedging Instruments
Call Options
Prior to 2024, we entered into Call Options which, along with the sale of the Warrants, represent the Call Spread Overlay entered into in connection with the Cash Convertible Notes which were due in 2023 and 2024 and which are more fully described in Note 16 "Debt." As of December 31, 2024, all remaining call options had expired unexercised. In these transactions, the Call Options addressed the equity price risk inherent in the cash conversion feature of each instrument by offsetting cash payments in excess of the principal amount due upon any conversion of the cash convertible notes.
Accordingly, the derivative was presented as either current or long-term based upon the classification of the related debt.
Aside from the initial payment of premiums for the Call Options, we were not required to make any cash payments under the Call Options. We were, however, entitled to receive under the terms of the Call Options, an amount of cash generally equal to the amount by which the market price per share of our common stock exceeded the exercise price of the Call
Options during the relevant valuation period. The exercise price under the Call Options was equal to the conversion price of the cash convertible notes.
The Call Options, for which our common stock was the underlying security, were derivative assets that required mark-to-
market accounting treatment. The Call Options were measured and reported at fair value on a recurring basis within Level
2 of the fair value hierarchy. The change in fair value was recognized immediately in our consolidated statements of income in other expense, net.
Cash Convertible Notes Embedded Cash Conversion Option
The embedded cash conversion option within the Cash Convertible Notes due 2023 and 2024 discussed in Note 16
"Debt" was required to be separated from the cash convertible notes and accounted for separately as a derivative liability, with changes in fair value reported in our consolidated statements of income in other expense, net until the cash conversion option settled or expired. The embedded cash conversion option was measured and reported at fair value on a recurring basis within Level 2 of the fair value hierarchy.
Because the terms of the cash convertible notes' embedded cash conversion option were substantially similar to those of the
Call Options, discussed above, we expected the effect on earnings from these two derivative instruments to mostly offset each other. In November 2024, the Cash Convertible Notes due 2024 were repaid at maturity, and the related Call
Options expired unexercised as described in Note 16, resulting in a $1.4 million gain recognized in other expense, net in the accompanying consolidated statement of income. In September 2023, the Cash Convertible Notes due 2023 and the
related Call Options have been settled as described in Note 16, and we recognized a gain of $0.9 million in other expense, net in the accompanying consolidated statement of income.
Foreign Exchange Contracts
As a globally active enterprise, we are subject to risks associated with fluctuations in foreign currencies in our ordinary operations. This includes foreign currency-denominated receivables, payables, debt and other balance sheet positions including intercompany items. We manage balance sheet exposure on a group-wide basis using foreign exchange forward contracts, foreign exchange options and cross-currency swaps.
We are party to various foreign exchange forward, option and swap arrangements which had an aggregate notional value of $488.5 million at December 31, 2025 and expire at various dates through October 2026. At December 31,
2024, these arrangements had an aggregate notional value of $645.7 million, which expired at various dates through July
2025. The transactions have been entered into to offset the effects from short-term balance sheet exposure to foreign currency exchange risk. Changes in the fair value of these arrangements have been recognized in other expense, net.
Fair Values of Derivative Instruments
The following tables summarize the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2025 and 2024. The current assets are included in prepaid expenses and other current assets and the current liabilities are included in accrued and other current liabilities in the accompanying consolidated balance sheets.
The long-term assets are included in other long-term assets and the long-term liabilities are included in other long-term liabilities in the accompanying consolidated balance sheets.

(in thousands)	2025		2024
	Current asset	Long-term asset	Current asset	Long-term asset

Assets:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge(1)	$—	$—	$17,843	$3,174

Undesignated derivative instruments
Foreign exchange forwards and options	2,448	—	5,761	—
Total derivative assets	$2,448	$—	$23,604	$3,174

(in thousands)	2025		2024
	Current liability	Long-term liability	Current liability	Long-term liability

Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	($18,194)	($4,169)	$—	$—

Undesignated derivative instruments
Foreign exchange forwards and options	(1,978)	—	(13,752)	—
Total derivative liabilities	($20,172)	($4,169)	($13,752)	$—
(1)The fair value amounts for the interest rate contracts do not include accrued interest.
Gains and Losses on Derivative Instruments
The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2025,
2024 and 2023:

(in thousands)	2025	2024	2023
	Other expense, net	Other expense, net	Other expense, net

Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	($6,650)	($739)	($5,711)

Gains (losses) on derivatives in cash flow hedges:
Interest rate contracts
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$45,561	($24,689)	$66,600
Amounts excluded from effectiveness testing	—	—	—

Gains (losses) on derivatives not designated as hedging instruments:
Equity options	—	(39,759)	(182,011)
Cash convertible notes embedded cash conversion option	—	39,830	182,802
Foreign exchange forwards and options	12,844	(8,399)	(8,610)

Total gains (losses) on derivative instruments	$58,405	($33,017)	$58,781